Commitments And Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Standby letters of credit
Other Commitments [Line Items]
Contractual obligations	$ 5,014	$ 5,086
Commercial letters of credit
Other Commitments [Line Items]
Contractual obligations	1,859	2,312
Home equity lines | Commitments to extend credit:
Other Commitments [Line Items]
Contractual obligations	185,553	183,017
Commercial real estate | Commitments to extend credit:
Other Commitments [Line Items]
Contractual obligations	98,883	84,672
Other commitments | Commitments to extend credit:
Other Commitments [Line Items]
Contractual obligations	$ 203,103	$ 177,491